Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share

18. NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. The Redeemable Series A-1 Preferred Stock, which was outstanding prior to its redemption on July 27, 2020, and the Convertible and Redeemable Series A-2 Preferred Stock are considered a participating security. Net losses are not allocated to the Redeemable Series A-1 Preferred stockholders nor the Convertible and Redeemable Series A-2 stockholders, as they were not contractually obligated to share in the Company’s losses.

Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted method. During the three and nine months ended September 30, 2019, up until the warrant options were exercised (Note 11), shares issuable in connection with the warrant options were considered outstanding common shares for purposes of calculating net loss per share since they do not contain any conditions that must be satisfied for the holder to exercise the warrant. Potentially dilutive shares are comprised of restricted stock and shares of common stock underlying stock options outstanding under the Plans and warrants (other than warrant options) to purchase common stock. During the three and nine months ended September 30, 2020 and September 30, 2019, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive.

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three and nine months ended September 30, 2020 and September 30, 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
In thousands, except for net loss per share	2020	2019	2020	2019
Net loss	$(30,737)	$(6,683)	$(58,761)	$(12,247)
Accretion of redeemable series A-1 preferred stock	(6,542)	(5,030)	(17,601)	(14,341)
Redeemable series A-1 preferred stock deemed dividend	(24,341)	—	(24,341)	—
Convertible and redeemable series A-2 preferred stock dividend	(2,870)	—	(2,870)	—

Net loss attributable to common stockholders—basic and diluted	(64,490)	(11,713)	(103,573)	(26,588)
Weighted-average common shares outstanding—basic and diluted	21,554	8,718	13,669	8,640

Net loss per share attributable to common stockholders—basic and diluted	$(2.99)	$(1.34)	$(7.58)	$(3.08)

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the three and nine months ended September 30, 2020 and September 30, 2019:

	September 30,
	2020	2019
Stock options	2,423,900	2,062,825
Restricted stock	176,384	158,426
Warrants	116,350	116,350

20. NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. The Series A Convertible Preferred Stock, which was outstanding prior to its redemption and conversion on October 19, 2018, is considered a participating security. Therefore, the Company applies the two-class method in calculating its earnings per share for periods when the Company generates net income. Net losses are not allocated to the Series A Convertible Preferred Stockholders, as they were not contractually obligated to share in the Company’s losses.

Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted method. Shares issued in connection with the warrant option (Note 12) are considered outstanding common shares for purposes of calculating net loss per share since they do not contain any conditions that must be satisfied for the holder to receive the shares. Potentially dilutive shares are comprised of Series A Convertible Preferred Stock, and restricted stock, and stock options outstanding under the Plans. For the years ended December 31, 2019 and 2018, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive.

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31, 2019 and 2018:

In thousands, except for net loss per share	2019	2018
Net loss	$(23,557)	$(16,491)
Convertible preferred stock deemed dividend, net of return from holders		(932)
Accretion of redeemable series A- 1 preferred stock	(19,616)	(3,605)

Net loss attributable to common stockholders—basic and diluted	(43,173)	(21,028)
Weighted- average common shares outstanding—basic and diluted	8,789	7,533

Net loss per share attributable to common stockholders—basic and diluted	$(4.91)	$(2.79)

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the years ended December 31, 2019 and 2018:

	2019	2018
Stock options	2,048,738	1,321,890
Restricted stock	153,352	112,637
Warrants	116,350	108,267